Variable Interest Entities and Other Consolidation Matters (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Variable Interest Entities And Other Consolidation Matters [Abstract]
Due from non-VIE subsidiaries
Due to non-VIE subsidiaries	$ 5,237,265